U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.   Name and address of issuer:

                           SSgA Funds
                           909 A Street
                           Tacoma, Washington  98402

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

         SSgA Money Market Fund
         SSgA US Government Money Market Fund
         SSgA Yield Plus Fund
         SSgA S&P 500 Index Fund
         SSgA Small Cap Fund
         SSgA Matrix Equity Fund
         SSgA Bond Market Fund
         SSgA Emerging Markets Fund
         SSgA US Treasury Money Market Fund
         SSgA Growth and Income Fund
         SSgA Intermediate Fund
         SSgA Prime Money Market Portfolio
         SSgA Tax Free Money Market Fund
         SSgA Active International Fund
         SSgA Life Solutions Balanced Fund
         SSgA Life Solutions Growth Fund
         SSgA Life Solutions Income and Growth Fund
         SSgA Tuckerman Active REIT Fund
         SSgA Aggressive Equity Fund
         SSgA Special Equity Fund
         SSgA International Growth Opportunities Fund
         SSgA High Yield Bond Fund
         SSgA IAM SHARES Fund

3.   Investment Company Act File Number:    811-5430

     Securities Act File Number:            33-19229

4(a). Last day of fiscal year for which this Form is filed:

                                    08/31/99

4(b).    |_|      Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

     Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c).    |_|      Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)        Aggregate  sale  price of  securities
                sold during the fiscal year  pursuant
                to section 24(f):                                                    $175,685,512,291.18
                                                                                     -------------------
     (ii)       Aggregate    price   of    securities
                redeemed  or  repurchased  during the
                fiscal year:                             $169,494,456,851.68
     (iii)      Aggregate    price   of    securities    -------------------
                redeemed  or  repurchased  during any
                prior  fiscal  year ending no earlier
                than  October  11, 1995 that were not
                previously     used     to     reduce
                registration   fees  payable  to  the
                Commission:                              $       --
                                                         -------------------

     (iv)       Total available redemption credits [add Items 5(ii) and 5(iii)]:
                                                                                     $169,494,456,851.68
     (v)        Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract       -------------------
                Item 5(iv) from Item 5(i)]:                                          $6,191,055,439.50
                                                                                     -------------------
     ---------------------------------------------------------------------------
     (vi)       Redemption credits available for use in future years -- if Item
                5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)
                                                         $(     --       )
                                                       ------------------

     ---------------------------------------------------------------------------

     (vii)      Multiplier      for       determining
                registration   fee  (See  Instruction
                C.9):                                                                X           .000278
                                                                                     -------------------
     (viii)     Registration  fee due [multiply  Item
                5(v) by Item  5(vii)]  (enter  "0" if
                no fee is due):                                                            $1,721,141.21
                                                                                           -------------


6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: Not
     Applicable_. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: Not Applicable__.

7.   Interest due-- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                                         +$     O
                                                                                         ---------------

8. Total amount of the registration fee due plus any interest due [Item 5(viii) plus line 7]:

                                                                                         =$1,721,141.21
                                                                                         --------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: November 22, 1999

     Account Number: 0000826686

     Method of Delivery:

         |X|      Wire transfer
         |_|      Mail or other means



                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*              /s/ Deedra S. Walkey
                                    --------------------------------------
                                    Deedra S. Walkey, Assistant Secretary

Dated:  November 22, 1999


  * Please print the name and title of the signing officer below the signature.